SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used

	Year Ended December 31, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.78%	0%	3%

	Year Ended December 31, 2014
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 28, 2014	2.77%	3.0-3.5 times	93.0%	0%	3-9.5%

	Year Ended December 31, 2015
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 06, 2015	3.20%	3 times	91.0%	0%	5%

September 09, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

Summary of Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2015	12,375,416	0.87
Granted	8,134,375	0.59
Forfeited	(1,307,743)	0.56
Expired	(557,882)	0.59
Exercised	(1,115,625)	0.25
Options outstanding on December 31, 2015	17,528,541	0.50	7.48	2,973,866
Options vested or expected to vest on December 31, 2015	12,978,233	0.40	6.12	3,499,985
Options exercisable on December 31, 2015	9,965,138	0.42	6.38	2,434,628